Restricted cash and short term deposits Cash and restricted cash, summary (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents		$ 375,067	$ 214,862	$ 343,226	$ 224,190
Restricted cash and short-term deposits		276,289	222,265	205,227	183,693
Restricted cash		176,029	175,550	233,144	232,335
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	$ 827,385	$ 612,677	$ 781,597	$ 640,218

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017.